EVENTS OCCURRING AFTER THE REPORTING PERIOD	12 Months Ended
Jun. 30, 2023
EVENTS OCCURRING AFTER THE REPORTING PERIOD
EVENTS OCCURRING AFTER THE REPORTING PERIOD

22.EVENTS OCCURRING AFTER THE REPORTING PERIOD

Subsequent to June 30, 2023, there have been no other situations or circumstances that may require significant adjustments or further disclosure in these consolidated financial statements that were not mentioned above.